Average Annual Total Returns - Invesco SP MidCap 400 Equal Weight ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P MidCap 400® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P MidCap 400® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P MidCap 400® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P MidCap 400® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P MidCap 400® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 03, 2010	15.39%	11.56%	10.98%	14.90%	11.10%	10.43%	9.23%	9.02%	8.81%	15.77%	12.15%	11.03%	15.77%	[1]	12.06%	[1]	11.43%	[1]	13.66%	12.35%	11.51%

[1]	The “Blended-S&P MidCap 400® Equal Weight Index” reflects the performance of the Russell MidCap® Equal Weight Index, the former underlying index, prior to January 26, 2016, and the S&P MidCap 400® Equal Weight Index thereafter.